NATURE OF OPERATIONS AND MANAGEMENT’S PLANS	12 Months Ended
Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS AND MANAGEMENT’S PLANS

NOTE 1 – NATURE OF OPERATIONS AND MANAGEMENT’S PLANS

SVH is an investment Company incorporated outside India. The registered office of the Company is at the offices of Amicorp Cayman Fiduciary Limited, 3rd Floor, Genesis House, Unit 18, Genesis Close, George Town, P.O Box 10655, Grand Cayman KY1-1006, Cayman Islands or at such other place as the Directors may from time to time decide. The Company has invested in one subsidiary which is clean tech electric two-wheeler manufacturer and the goal is to produce the best riding automobiles for the personal commute. SVH believe that there are lots of untapped engineering talent in the country, they are starving for a greener opportunity. While SVH invent, manufacture, and sell the electric vehicles it will create lots of opportunities at all levels for the people who are truly passionate. SVM & SVMF want these engineers to follow their hearts to create something useful for the larger community.